Other non-financial liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 5,760	$ 4,947	$ 7,278
of which: Deferred Contingent Capital Plan		1,671	1,538	1,983
of which: financial advisor compensation plans		1,297	1,208	1,458
of which: other compensation plans		1,394	848	2,480
of which: net defined benefit pension and post-employment liabilities		874	910	775
of which: other compensation-related liabilities	[1]	525	443	581
Current and deferred tax liabilities		1,127	1,013	1,002
VAT and other tax payables		472	491	431
Deferred income		168	171	215
Other		89	103	98
Total other non-financial liabilities		$ 7,617	$ 6,726	$ 9,022

[1]	Includes liabilities for payroll taxes and untaken vacation.